Exceptional items	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Exceptional items
8.	Exceptional items
IAS 1
Presentation of financial statements
requires that material items of income and expense be disclosed separately. Exceptional items are items that in management’s judgment, need to be disclosed by virtue of their size or incidence so that a user can obtain a proper understanding of the company’s
financial information. The company considers these items to be significant and accordingly, management has excluded them from their segment measure of performance as noted in Note 5
Segment Reporting
.
The exceptional items included in the income statement are as follows:

Million US dollar	2019	2018 restated	2017 restated
Restructuring	(170)	(363)	(447)
Acquisition costs business combinations	(23)	(73)	(123)
Business and asset disposal (including impairment losses)	(50)	(26)	(39)
Brazil State tax regularization program	(74)	—	—
Cost related to public offering of minority stake in Budweiser APAC	(6)	—	—
Provision for EU investigation	—	(230)	—
Impact on profit from operations	(323)	(692)	(609)
The exceptional restructuring charges for 2019 total (170)m US dollar (2018: (363)m US dollar; 2017: (447)m US dollar). These charges primarily relate to organizational alignments. These changes aim to eliminate overlapping organizations or duplicated processes, taking into account the matching of employee profiles with new organizational requirements. These one-time
expenses provide the company with a lower cost base and bring a stronger focus to AB
InBev’s
core activities, quicker decision-making and improvements to efficiency, service and quality.
The acquisition costs of business combinations amount to (23)m US dollar in 2019, primarily related to cost incurred to facilitate the combination with SAB (2018: (73)m US dollar; 2017: (123)m US dollar).
Business and asset disposals amount to (50)m US dollar in 2019, mainly comprising of costs incurred in relation to the announced divestiture of the Australia business. Business and asset disposals amounted to (26)m US dollar in 2018, mainly related to the costs incurred related to the IFRS treatment of the 50:50 merger of AB InBev’s and Anadolu Efes’ Russia and Ukraine businesses and the related transaction costs (see also Note 6
Acquisitions and disposals of subsidiaries
). Business and asset disposals amounted to (39)m US dollar in 2017, mainly related to the costs incurred related to the divestitures completed during 2017, partly offset by proceeds from prior years’ sale.
In 2019, Ambev made a payment of (74)m US dollar to the State of Mato Grosso in relation to the Special Value-added Tax (ICMS) Amnesty Program in Brazil in accordance with the Brazilian State Tax Regularization Program.
The company incurred 117m US dollar in fees related to the initial public offering of a minority stake of Budweiser APAC, its Asia Pacific subsidiary, of which 6m US dollar were reported in the income statement and 111m US dollar were capitalized in equity. In addition, the company has also reported 58m US dollar stamp duties in equity that are directly attributable to the public offering of Budweiser APAC.
In 2016, the European Commission announced an investigation into alleged abuse of a dominant position by AB InBev in Belgium through certain practices aimed at restricting trade from other European Union member states to Belgium. In connection with these proceedings, a provision of 230m US was recognized in 2018 and settled in 2019. Refer also to Note 27
Provisions
.
The company incurred exceptional net finance income of 882m US dollar for 2019 (2018: (1 982)m US dollar cost; 2017: (693)m US dollar cost) – see Note 11
Finance cost and income
.
All the amounts referenced above are before income taxes. The exceptional items as of 31 December 2019 increased income taxes by 6m US dollar, decreased income taxes by 240m US dollar in 2018 and decreased income taxes by 814m US dollar in 2017. The 2017 decrease of income taxes, mainly related to a 1.8 billion US dollar adjustment following the US tax reform enacted on 22 December 2017 partially offset by provisions accrued for tax contingencies covered by the Brazilian Federal Tax Regularization Program entered into by Ambev – see Note 12
Income taxes
and Note 18
Deferred tax assets and liabilities
.
Non-controlling
interest on the exceptional items amounts to 108m US dollar in 2019 (2018: 32m US dollar; 2017: 526m US dollar).